UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-7044
The Dreyfus Socially Responsible Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/2008

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
March 31, 2008 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)

Consumer Discretionary--8.6%
American Eagle Outfitters	100,350	1,757,128
Bed Bath & Beyond	75,150 a,b	2,216,925
Choice Hotels International	58,700	2,002,257
Coach	50,625 b	1,526,344
DeVry	27,400	1,146,416
NIKE, Cl. B	55,525 a	3,775,700
Sotheby's	35,825 a	1,035,701
Tiffany & Co.	45,300 a	1,895,352
TJX Cos.	81,300	2,688,591
Toyota Motor, ADR	15,600	1,573,884
Walt Disney	129,450	4,062,141
Weight Watchers International	30,225	1,400,324
		25,080,763
Consumer Staples--11.5%
Costco Wholesale	76,050	4,940,968
General Mills	55,125	3,300,885
Kimberly-Clark	63,700	4,111,835
PepsiCo	172,550	12,458,110
Procter & Gamble	126,975	8,897,138
		33,708,936
Energy--8.6%
Anadarko Petroleum	83,425	5,258,278
ENSCO International	50,800 a	3,181,096
National Oilwell Varco	48,125 b	2,809,537
Nexen	79,925	2,366,579
Noble	71,525	3,552,647
Smith International	40,200	2,582,046
XTO Energy	87,875	5,435,947
		25,186,130
Financial--4.8%
Aflac	23,925	1,553,929
Chubb	43,625	2,158,565
Goldman Sachs Group	24,575	4,064,459
Northern Trust	61,275	4,072,949
TD Ameritrade Holding	129,000 a,b	2,129,790
		13,979,692
Health Care--16.1%
Aetna	75,450	3,175,691
Alcon	24,475	3,481,569
Amgen	81,800 b	3,417,604
AstraZeneca Group, ADR	45,800	1,739,942
Baxter International	91,375	5,283,303
Becton, Dickinson & Co.	62,125	5,333,431
Genzyme	70,100 b	5,225,254
Johnson & Johnson	148,875	9,657,521
Novartis, ADR	96,625	4,950,099
Quest Diagnostics	26,800 a	1,213,236
WellPoint	82,850 b	3,656,170
		47,133,820
Industrial--13.8%
3M	50,425	3,991,139
Danaher	55,825 a	4,244,375
Eaton	39,100	3,115,097
Emerson Electric	206,800	10,641,928
Equifax	41,350	1,425,748
First Solar	7,025 b	1,623,759
Herman Miller	92,600 a	2,275,182
Rockwell Automation	25,975	1,491,484
Rockwell Collins	70,950	4,054,792
United Technologies	105,900	7,288,038

		40,151,542
Materials--3.3%
Air Products & Chemicals	38,525	3,544,300
Praxair	35,100	2,956,473
Rohm & Haas	58,800 a	3,179,904
		9,680,677
Software & Services--9.8%
Accenture, Cl. A	91,675	3,224,210
Google, Cl. A	15,600 b	6,871,332
Hewitt Associates, Cl. A	51,500 b	2,048,155
MasterCard, Cl. A	13,925 a	3,105,136
Microsoft	425,850	12,085,623
Symantec	83,925 b	1,394,834
		28,729,290
Technology--20.2%%
Apple	50,025 b	7,178,587
Applied Materials	160,825	3,137,696
Cisco Systems	265,850 b	6,404,326
Dell	177,750 b	3,540,780
EMC	183,050 b	2,624,937
Intel	126,175	2,672,387
International Business Machines	102,125	11,758,673
National Semiconductor	113,775	2,084,358
News, Cl. B	341,275	6,497,876
QUALCOMM	110,800	4,542,800
STMicroelectronics (New York
Shares)	89,825	957,535
Texas Instruments	205,600	5,812,312
Xerox	96,725	1,447,973
		58,660,240
Telecommunication Services--.7%
Windstream	168,225	2,010,289
Utilities--1.9%
NiSource	106,450	1,835,198
Sempra Energy	68,325	3,640,356
		5,475,554
Total Common Stocks
(cost $267,183,884)		289,796,933
	Principal
Short-Term Investments--.0%	Amount ($)	Value ($)

Negotiable Bank Certificate Of Deposit
Self-Help Credit Union
2.56%, 6/16/08
(cost $100,000)	100,000	100,000

Investment of Cash Collateral for
Securities Loaned--7.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $22,308,517)	22,308,517 [c]	22,308,517

Total Investments (cost $289,592,401)	106.9%	312,205,450
Liabilities, Less Cash and Receivables	(6.9%)	(20,217,734)
Net Assets	100.0%	291,987,716

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At March 31, 2008, the total market value of the fund's securities on loan is $22,123,749 and the total market value of the collateral held by the fund is $22,308,517.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $289,592,401. Net unrealized appreciation on investments was $22,613,049 of which $39,967,359 related to appreciated investment securities and $17,354,310 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:
Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	312,105,450		0

Level 2 - Other Significant Observable Inputs	100,000		0

Level 3 - Significant Unobservable Inputs	0		0

Total	312,205,450		0

* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.
By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)